Estimated Aggregate Future Amortization Expense for Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
For the year ended December 31, 2016	$ 5,389
For the year ended December 31, 2017	4,857
For the year ended December 31, 2018	4,857
For the year ended December 31, 2019	3,977
For the year ended December 31, 2020	4,252
Thereafter	16,930
Total	$ 40,262	$ 47,690	$ 55,320